Fees Summary	Sep. 25, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $26,200,470.00. The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 26,200,470
Final Prospectus	true